Fair Value of Financial Instruments - Summary of Fair Value of Convertible Notes Payable Previously Measured at Fair Value Determined by Level 3 Inputs and Warrant Liability Measured at Fair Value on Recurring Basis Determined by Level 1 Inputs (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)
	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Convertible Notes Payable [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning	$ 1,374,698	$ 0
Issuance of convertible note		2,597,500
Assumption of warrant liability in Business Combination		0
Fair value adjustments	40,797	1,213,998
Conversion to common stock		(2,436,800)
Balance at Ending	1,415,495	1,374,698
Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning	166,000	0
Issuance of convertible note		165,000
Assumption of warrant liability in Business Combination		0
Fair value adjustments	(1,000)	(1,979,110)
Conversion to common stock		0
Balance at Ending	165,000	166,000
Derivative Liability [Member] | Forward Purchase Agreement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assumption of Forward Purchase Agreement		68,110
Derivative Liability [Member] | Key Company Stockholder Forward Purchase Agreement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assumption of Forward Purchase Agreement		12,000
Derivative Liability [Member] | White Lion Purchase Agreement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assumption of Forward Purchase Agreement		1,900,000
Derivative Asset [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning	13,000
Fair value adjustments	(13,000)	13,000
Balance at Ending	0	13,000
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning	525,000	0
Issuance of convertible note		0
Assumption of warrant liability in Business Combination		450,000
Fair value adjustments	(525,000)	75,000
Conversion to common stock		0
Balance at Ending	$ 0	$ 525,000